Supplementary Financial Statement Information (Note)	12 Months Ended
Dec. 31, 2016
Disclosure Text Block Supplement [Abstract]
Supplementary Financial Statement Information
NOTE 8 SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

TEMPORARY INVESTMENTS

Temporary investments with an original maturity of three months or less are treated as cash equivalents and are stated at cost. Temporary investments totaled $757 million and $738 million at December 31, 2016 and 2015, respectively.

ACCOUNTS AND NOTES RECEIVABLE

Accounts and notes receivable, net of allowances, by classification were:

In millions at December 31	2016	2015
Accounts and notes receivable:
Trade	$2,759	$2,480
Other	242	195
Total	$3,001	$2,675

INVENTORIES

In millions at December 31	2016	2015
Raw materials	$296	$339
Finished pulp, paper and packaging products	1,381	1,248
Operating supplies	661	563
Other	100	78
Inventories	$2,438	$2,228

The last-in, first-out inventory method is used to value most of International Paper’s U.S. inventories. Approximately 79% of total raw materials and finished products inventories were valued using this method. If the first-in, first-out method had been used, it would have increased total inventory balances by approximately $376 million and $345 million at December 31, 2016 and 2015, respectively.

PLANTS, PROPERTIES AND EQUIPMENT

In millions at December 31	2016	2015
Pulp, paper and packaging facilities	$34,259	$31,466
Other properties and equipment	1,311	1,242
Gross cost	35,570	32,708
Less: Accumulated depreciation	21,580	20,728
Plants, properties and equipment, net	$13,990	$11,980

Depreciation expense was $1.2 billion, $1.2 billion and $1.3 billion for the years ended December 31, 2016, 2015 and 2014, respectively.

INTEREST

Interest payments of $682 million, $680 million and $718 million were made during the years ended December 31, 2016, 2015 and 2014, respectively.

Amounts related to interest were as follows:

In millions	2016	2015	2014
Interest expense (a)	$695	$644	$677
Interest income (a)	175	89	70
Capitalized interest costs	28	25	23

(a)
Interest expense and interest income exclude approximately $25 million and $38 million in 2015 and 2014, respectively, related to investments in and borrowings from variable interest entities for which the Company has a legal right of offset (see Note 12).